Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19. SUBSEQUENT EVENTS

Subsequent events have been evaluated through May 20, 2025, which represents the date the financial statements were available to be issued, and no events, other than discussed below have occurred through that date that would impact the financial statements.

Loan Agreement

On April 4, 2025, the Company entered into a new business loan and security agreement with an effective date of April 4, 2025 (the “New Loan Agreement”) by and among an investor (the “New Lender”), a collateral agent (the “Collateral Agent”), the Company and its subsidiary, Humble Imports Inc., pursuant to which the Company received a term loan from the New Lender in the principal amount of $1,824,300 (the “New Loan”). The New Loan shall be repaid through sixty-nine (69) equal weekly payments of principal and interest in the aggregate amount of $35,693 per week commencing on April 15, 2025 and ending August 4, 2026 (the “Term”). During the Term, the New Loan shall accrue interest in the aggregate amount of $638,505. The New Loan included an administrative expense fee of $40,000 and a lender’s legal fee of $35,000, which sum was netted out of the New Loan. The New Loan is secured by all properties, rights and assets of the Company and Collateral Agent is designated as the collateral agent under the New Loan Agreement.

The net proceeds of the New Loan were used to pay off the Agile Loan in the discounted amount of $1,749,300, including principal and interest. Accordingly, the Agile Loan is paid off and satisfied.

Exchange Agreement

On May 14, 2025, the Company entered into an Amendment and Exchange Agreement (the “Exchange Agreement”) with an institutional investor (the “Lender”) pursuant to which the Company shall authorize one or more series of a new series B convertible preferred stock of the Company, $0.0001 par value, the terms of which are set forth in a certificate of designation for such series of preferred stock designated as Series B-1 Convertible Preferred Stock, $0.0001 par value (the “Series B Preferred Stock”), which Series B Preferred Stock shall be convertible into shares of Common Stock. The Exchange Agreement provides that the Holder shall have the option exchange some or all of the amounts outstanding under the December Note 2023, August Note 2024 and/or the January 2025 Note (collectively the “Original Notes”). At the initial closing the Lender has determined to convert $1,284,881. which is the principal amount plus all accrued interest due under the August Note 2024, into 4,000 shares of Series B Preferred Stock, and such shares of Common Stock issuable pursuant to the terms of the Series B Preferred Stock, including, without limitation, upon conversion or otherwise, in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended (the “Securities Act”).

The Exchange Agreement provides further that, subject to the terms and conditions set forth in this Exchange Agreement, the Lender may require the Company to participate in one or more Additional Exchanges to exchange such portion of the amounts outstanding under the remaining Original Notes as set forth in such applicable Additional Closing Notice into such aggregate number of shares of such new series of Series B Preferred Stock as set forth in such Additional Closing Notice, and such shares of Common Stock issuable pursuant to the terms of Series B Preferred Stock, including, without limitation, upon conversion of the Additional New Exchange Preferred Shares or otherwise, in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act.

ODC Amendment.

On May 7, 2025, the Company and One Drivers Club entered into an amendment to the Usage Agreement (the “ODC Amendment”) whereby the parties mutually agreement to modify the terms of the required ECD stock issuance and build-out deposit under the Usage Agreement. Instead of the Company issuing to One Drivers Club, upon the completion of the demolition of the ODC Premises in connection with the Build-Out (the “Deposit Date”), 725,000 unrestricted shares of ECD capital stock (the “ODC Shares”); provided, however, that if the value of the ODC Shares is less than $500,000 as of 5:00 pm ET on the Deposit Date, ECD shall issue to One Drivers Club that certain number of additional unrestricted shares of ECD capital stock such that the aggregate value of the ODC Shares together with the additional unrestricted shares of ECD capital stock is equal to or greater than $500,000; and the Company depositing with One Drivers Club $125,000 (the “Build-Out Deposit”) in cash, the Company shall issue (or caused to be issued) to ODC PB 725,000 unrestricted shares of ECD capital stock (the “ECD Stock”); provided, however, that if the value of the ECD Stock is less than $217,500 as of 5:00 pm ET on the Deposit Date, ECD shall issue to ODC PB that certain number of additional unrestricted shares of ECD capital stock such that the aggregate value of the ECD Stock issued is equal to or greater than $217,500.

Floor Loan

On May 8, 2025, the Company entered into loan agreements with a private lender (the “Private Lender”) pursuant to which the Company received two term loans from the Private Lender in the principal amount of $150,000 each for an aggregate of $300,000. The terms of the two loans are the same. The interest rate is 24.99%. The principal amount of the loans included an administrative agent fee of $6,000 each, for an aggregate of $12,000, which was paid to the agent out of the loans.

NOTE 21. SUBSEQUENT EVENTS

Subsequent events have been evaluated through April 15, 2025, which represents the date the financial statements were available to be issued, and no events, other than disclosed below have occurred through that date that would impact the financial statements.

 Additional Financings from Defender SPV LLC

As previously disclosed in ECD’s Current Report on Form 8-K filed on January 14, 2025, on January 8, 2025, the Company entered into a securities purchase agreement (the “January 2025 SPA”) with the Lender pursuant to which the Lender agreed to waive the pre-existing events of default that occurred under the August Note and the Company Preferred Stock and the Company agreed to execute and deliver to the Lender a senior secured convertible note (the “January 2025 Note”), in exchange for a loan in the principal amount of $1,724,100.

The January 2025 SPA also provides that in connection with the January 2025 Note, the Company will also issue to the Lender at no additional cost 500,000 shares of Common Stock and a warrant, dated January 13, 2025, to purchase 398,364 shares of Common Stock at an exercise price of $11.50 per share (the “Common Share Warrant”).

Reversal of Series A Convertible Preferred Stock Conversion

In January 2025 the conversion of the 18,500 shares of Series A Convertible Preferred Stock into 1,850,000 shares of common stock was reversed by the Company’s transfer agent due to the terms of the agreement that a stockholder’s ability to convert Series A Convertible Preferred Stock into shares of Common Stock is subject to a 4.99% blocker, that precluded the stockholder from converting its Series A Convertible Preferred Stock into shares of Common Stock to the extent it will made the stockholder a beneficial owner of more than 4.99% of the Common Stock.

Business Loan and Security Agreement

On February 20, 2025, the Company entered into a Business Loan and Security Agreement with Agile Lending, LLC (the “Lending Lender”) pursuant to which the Company received a term loan from the Lending Lender in the principal amount of $1,575,000 (the “Loan”). The Loan shall be prepaid through thirty (30) equal weekly payments of principal and interest in the aggregate amount of $74,550 commencing March 3, 2025 and ending September 22, 2025. During the term the Loan shall accrue interest of $661,500. The principal amount of the Loan included an administrative agent fee of $75,000 which was paid to the Collateral Agent out of the Loan.

Consulting Agreement

On February 20, 2025 (the “Effective Date”), the Company entered into a consulting agreement with an advisor (the “Advisor”) for business advisory services, guidance on growth strategies, and networking with its contacts on a non-exclusive basis for general business purposes. Pursuant to the consulting agreement the Company will issue 236,000 shares of the Company’s common stock to the Advisor on the Effective Date.

Loan Agreement

On April 4, 2025, the Company entered into a new business loan and security agreement with an effective date of April 4, 2025 (the “New Loan Agreement”) by and among an investor (the “New Lender”), a collateral agent (the “Collateral Agent”), the Company and its subsidiary, Humble Imports Inc., pursuant to which the Company received a term loan from the New Lender in the principal amount of $1,824,300 (the “New Loan”). The New Loan shall be repaid through sixty-nine (69) equal weekly payments of principal and interest in the aggregate amount of $35,693 per week commencing on April 15, 2025 and ending August 4, 2026 (the “Term”). During the Term, the New Loan shall accrue interest in the aggregate amount of $638,505. The New Loan included an administrative expense fee of $40,000 and a lender’s legal fee of $35,000, which sum was netted out of the New Loan. The New Loan is secured by all properties, rights and assets of the Company and Collateral Agent is designated as the collateral agent under the New Loan Agreement.

The net proceeds of the New Loan were used to pay off the Agile Loan in the discounted amount of $1,749,300, including principal and interest. Accordingly, the Agile Loan is paid off and satisfied.